Goodwill and intangible assets - Goodwill and intangible asset by segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 8,765	$ 9,097
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,905	8,905
Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Acquired research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	557	727
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	131	170
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,332	1,243
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,338	3,576
Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	427	401
Operating segments | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	131
Operating segments | Surgical
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,504	4,953
Operating segments | Surgical | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,544	4,544
Operating segments | Surgical | Acquired research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	555	723
Operating segments | Surgical | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	131	170
Operating segments | Surgical | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	229	247
Operating segments | Surgical | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,338	3,576
Operating segments | Surgical | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	251	237
Operating segments | Vision Care
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,281	1,164
Operating segments | Vision Care | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,361	4,361
Operating segments | Vision Care | Acquired research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2	4
Operating segments | Vision Care | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,103	996
Operating segments | Vision Care | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	176	164
Not allocated to segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Not allocated to segments | Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 2,980	$ 2,980